Agreements, Guarantees and Liens (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Agreements Guarantees And Liens [Line Items]
Restricted Deposits			$ 405	$ 51
Lease Agreements [Member]
Agreements Guarantees And Liens [Line Items]
Bank gurantee in restricted deposit		₪ 85	27
Restricted Deposits		80	26
Lease Agreements [Member] | Peace of Meat (POM) [Member]
Agreements Guarantees And Liens [Line Items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 15		18
Future Lease Agreement [Member]
Agreements Guarantees And Liens [Line Items]
Exposure to credit risk on loan commitments and financial guarantee contracts		₪ 1,040	$ 334